Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ 3,841,344	$ (1,363,061)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liabilities	(4,953,000)	180,000
Loss on initial issuance of private warrants	162,000	1,140,000
Transaction costs allocable to warrant liabilities		24,853
Interest earned on marketable securities held in Trust Account	(41,206)
Changes in operating assets and liabilities:
Prepaid expenses	(74,796)	(29,200)
Accounts payable and accrued expenses	307,568	11,673
Due to related party	120,000	5,000
Net cash used in operating activities	(638,090)	(30,735)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(22,725,000)	(151,500,000)
Net cash used in investing activities	(22,725,000)	(151,500,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	22,050,000	147,000,000
Proceeds from sale of Private Warrants	675,000	6,000,000
Advances from related parties	525,000	2,520,005
Repayment of advances from related parties		(2,400,000)
Proceeds from promissory note – related party		145,000
Repayment of promissory note – related party		(151,812)
Payment of offering costs	(645,005)	(536,205)
Net cash provided by financing activities	22,604,995	152,576,988
Net Change in Cash	(758,095)	1,046,253
Cash – Beginning of year	1,071,253	25,000
Cash – End of year	313,158	1,071,253
Non-Cash investing and financing activities:
Offering costs paid through promissory note		6,812
Initial accretion for common stock subject to possible redemption		(20,318,164)
Change in accretion for common stock subject to possible redemption	$ (2,981,250)